Expense Example, No Redemption (Vanguard Explorer Fund Retail)	Vanguard Explorer Fund Vanguard Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Explorer Fund Vanguard Explorer Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	54	37
3 YEAR	170	116
5 YEAR	296	202
10 YEAR	665	456